Form N-1A Cover	Aug. 05, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century ETF Trust
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 30, 2025
Prospectus Date	Aug. 05, 2025